INTANGIBLE ASSETS (Details) - TRY (₺) ₺ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
INTANGIBLE ASSETS
Balance at beginning of year		₺ 89,387		₺ 63,348
Balance at end of year		202,798		89,387
Collateral, pledge or mortgage on intangible assets		0		0
Cost
INTANGIBLE ASSETS
Balance at beginning of year		243,984		171,753
Additions		174,952	[1]	72,371
Disposals		(844)		(140)
Balance at end of year		418,092		243,984
Accumulated amortization
INTANGIBLE ASSETS
Balance at beginning of year		(154,597)		(108,405)
Additions		(61,357)	[1]	(46,192)
Disposals		660
Balance at end of year		(215,294)		(154,597)
Software and rights | Cost
INTANGIBLE ASSETS
Balance at beginning of year		89,761		80,154
Additions		14,563	[1]	9,607
Disposals		(833)
Transfer		896
Balance at end of year		104,387		89,761
Software and rights | Accumulated amortization
INTANGIBLE ASSETS
Balance at beginning of year		(68,118)		(56,837)
Additions		(12,770)	[1]	(11,281)
Disposals		660
Balance at end of year		(80,228)		(68,118)
Website development costs
INTANGIBLE ASSETS
Personnel bonus provision related to direct employee costs capitalized		13,753
Website development costs | Cost
INTANGIBLE ASSETS
Balance at beginning of year		152,777		90,013
Additions		158,833	[1]	62,764
Balance at end of year		311,610		152,777
Website development costs | Accumulated amortization
INTANGIBLE ASSETS
Balance at beginning of year		(86,479)		(51,568)
Additions		(48,587)	[1]	(34,911)
Balance at end of year		(135,066)		(86,479)
Projects under development
INTANGIBLE ASSETS
Balance at beginning of year		12,270
Balance at end of year		16,417		12,270
Other Intangible assets | Cost
INTANGIBLE ASSETS
Balance at beginning of year		1,446		1,586
Additions	[1]	1,556
Disposals		(11)		(140)
Transfer		(896)
Balance at end of year		₺ 2,095		₺ 1,446

[1]	Personnel bonus provision related to direct employee costs amounting to TRY13,753 thousand is capitalized as part of the website development costs as of 31 December 2021.